Application of New Standards, Amendments and Interpretations (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of initial application of standards or interpretations [abstract]
Summary of new and amended standards adopted by the group
New standards, interpretations and amendments issued by International Accounting Standards Board (the “IASB”) and became effective from 2024 are as follows:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 16, ‘Lease liability in a sale and leaseback’	January 1, 2024
Amendments to IAS 1, ‘Classification of liabilities as current or non-current’	January 1, 2024
Amendments to IAS 1, ‘Non-current liabilities with covenants’	January 1, 2024
Amendments to IAS 7 and IFRS 7, ‘Supplier finance arrangements’	January 1, 2024

Summary of new and revised International financial reporting standards not yet adopted
New and amendments to IFRSs which have been published but are not mandatory for the financial period ending June 30, 2024 are listed below:

New Standards, Interpretations and Amendments	Effective date by IASB
Amendments to IFRS 10 and IAS 28, ‘Sale or contribution of assets between an investor and its associate or joint venture’	To be determined by IASB
Amendments to IAS 21, ‘Lack of exchangeability’	January 1, 2025
Amendments to IFRS 9 and IFRS 7, ‘Amendments to the classification and measurement of financial Instruments’	January 1, 2026
IFRS 18, ‘Presentation and disclosure in financial statements’	January 1, 2027
IFRS 19, ‘Subsidiaries without public accountability: disclosures’	January 1, 2027